SEGMENT INFORMATION - Total Assets by Segment (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEGMENT INFORMATION
Total assets	$ 8,091,641	$ 8,513,217	$ 2,980,224
Operations
SEGMENT INFORMATION
Total assets	462,526	750,156
Cultivation
SEGMENT INFORMATION
Total assets	6,452,010	6,208,223
Corporate
SEGMENT INFORMATION
Total assets	1,209,283	1,567,021
Operating segments
SEGMENT INFORMATION
Total assets	8,123,819	8,525,400	2,980,224
Operating segments | Operations
SEGMENT INFORMATION
Total assets		750,156	441,841
Operating segments | Cultivation
SEGMENT INFORMATION
Total assets		6,208,223
Operating segments | Investments
SEGMENT INFORMATION
Total assets		378,962	$ 402,988
Eliminations
SEGMENT INFORMATION
Total assets	$ (32,178)	$ (12,183)